Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
Federal Trust Fund
(the “Fund”)
Supplement dated July 19, 2021 to the Summary Prospectuses, Prospectuses
and Statement of Additional Information of the Fund, each dated February 26, 2021, as supplemented to date
Effective today the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:
All references to “Federal Trust Fund” in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are changed to “BlackRock Liquid Federal Trust Fund” or “BLFT” to reflect the Fund’s new name.

FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK LIQUIDITY FUNDS
Federal Trust Fund
(the “Fund”)
Supplement dated July 19, 2021 to the Summary Prospectuses, Prospectuses
and Statement of Additional Information of the Fund, each dated February 26, 2021, as supplemented to date
Effective today the following changes are made to the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information, as applicable:
All references to “Federal Trust Fund” in the Fund’s Summary Prospectuses, Prospectuses and Statement of Additional Information are changed to “BlackRock Liquid Federal Trust Fund” or “BLFT” to reflect the Fund’s new name.